Lease (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	May 31, 2025	Dec. 31, 2024	May 31, 2024	Dec. 31, 2023
Lease [Line Items]
Weighted average remaining lease term	8 months 12 days	1 year 8 months 12 days		1 year 2 months 12 days		1 year 10 months 24 days
Operating lease weighted average discount rates	8.00%	8.00%		8.00%		8.00%
Impairment loss of right-of-use assets		$ 144,051		$ 144,051		$ 200,916
Right-of-Use Asset						31,030
Lease cost		$ 47,229		$ 53,894		$ 317,566
Remaining lease term	8 months 12 days			12 months
DiamiR Biosciences Corp. [Member]
Lease [Line Items]
Weighted average remaining lease term			1 year 7 months 6 days		1 year 7 months 6 days
Operating lease weighted average discount rates			10.00%		10.00%
Lease term					1 year
Lease term renewal			1 year		1 year
Lease cost			$ 40,103		$ 47,493